Income Taxes - Income/(Loss) Before Tax and Income Tax Expense/(Benefit) Attributable to that Income (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Examination [Line Items]
(Loss) before tax, Non-U.S.			$ (20.9)	$ (67.9)	$ 12.8
(Loss) before tax, U.S.			34.8	5.0	19.7
Income (loss) from operations before income taxes	$ 255.1	$ 53.1	(27.0)	35.1	(38.0)
Current tax (benefit)/expense, Non-U.S.			4.7	2.7	10.3
Current tax (benefit)/expense, U.S.			14.8	5.8	8.9
Current tax (benefit)/expense, Total			26.5	8.5	19.3
Deferred tax (benefit), Non-U.S.			(1.7)	(2.9)	(0.9)
Deferred tax (benefit), U.S.			(102.9)	0.0	0.0
Deferred tax, Total			(104.6)	(3.2)	(0.9)
Total tax expense/(benefit), Non-U.S.			3.0	(0.2)	9.4
Total tax expense/(benefit), U.S.			(88.1)	5.8	8.9
Total tax expense/(benefit)	$ 36.2	$ 4.7	(78.1)	5.3	18.4
Current tax expenses (benefit) related to prior year			14.8
Base erosion and anti-abuse (BEAT) expense			2.3	6.1	4.3
U.S. operating subsidiaries
Income Tax Examination [Line Items]
Base erosion and anti-abuse (BEAT) expense			1.1
Aspen U.K.
Income Tax Examination [Line Items]
Base erosion and anti-abuse (BEAT) expense			1.2
Bermuda
Income Tax Examination [Line Items]
(Loss) before tax, Non-U.S.			(103.3)	22.9	(81.5)
Current tax (benefit)/expense, Non-U.S.			0.0	0.0	0.0
Deferred tax (benefit), Non-U.S.			0.0	0.0	0.0
Total tax expense/(benefit), Non-U.S.			0.0	0.0	0.0
U.K.
Income Tax Examination [Line Items]
(Loss) before tax, Non-U.S.			62.4	75.1	11.0
Current tax (benefit)/expense, Non-U.S.			7.0	0.0	0.1
Deferred tax (benefit), Non-U.S.			0.0	(0.3)	0.0
Total tax expense/(benefit), Non-U.S.			$ 7.0	$ (0.3)	$ 0.1